Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2021, 2020 and 2019 under the 2015 Plan and 2019 Plan:

	Fiscal 2021	Fiscal 2020	Fiscal 2019
2015 Plan
RSU - Equity settled
KMPs	457,151	506,526	696,480
Employees other than KMPs	2,203,460	3,347,650	3,644,220
	2,660,611	3,854,176	4,340,700

RSU - Incentive units (cash settled)
KMPs	—	180,400	—
Other employees	115,250	475,740	74,090
	115,250	656,140	74,090
2019 Plan
Equity settled Performance based RSU
KMPs	311,808	352,793	—
Employees other than KMPs	1,284,600	1,738,500	—
	1,596,408	2,091,293	—

Total grants	4,372,269	6,601,609	4,414,790

Information in the table above is adjusted for September 2018 bonus issue, wherever applicable.

Refer to Note 2.20 for details on appointment and resignation of KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Granted to:
KMP	10	8	5
Employees other than KMP	35	26	24
Total	45	34	29
Cash settled stock compensation expense included in the above	11	1	1

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2021- Equity Shares-RSU	Fiscal 2021- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,253	18.46
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	30-35	30-36
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	4-5	0.1-0.3
Weighted average fair value as on grant date (₹) / ($- ADS)	1,124	16.19

	For options granted in
	Fiscal 2020- Equity Shares-RSU	Fiscal 2020- ADS- RSU
Weighted average share price (₹) / ($- ADS)	728	10.52
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	22-30	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	6-7	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	607	7.84

	For options granted in
	Fiscal 2019- Equity Shares-RSU	Fiscal 2019- ADS- RSU
Weighted average share price (₹) / ($- ADS)*	696	10.77
Exercise price (₹)/ ($- ADS)*	3.31	0.06
Expected volatility (%)	21-25	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2.65	2.65
Risk-free interest rate (%)	7-8	2-3
Weighted average fair value as on grant date (₹) / ($- ADS)*	648	10.03

*	Adjusted for September 2018 bonus issue

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2021 is set out below:

	Year ended March 31, 2021
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSU
Outstanding at the beginning	8,780,898	0.05
Granted	2,660,611	0.07
Exercised	3,783,462	0.05
Modification to equity settled awards	871,900	—
Forfeited and expired	482,707	0.06
Outstanding at the end	8,047,240	0.06
Exercisable at the end	151,685	0.05
2015 Plan: ESOP
Outstanding at the beginning	1,100,330	7.13
Granted	—	—
Exercised	239,272	7.21
Modification to equity settled awards	203,026	—
Forfeited and expired	14,628	7.63
Outstanding at the end	1,049,456	7.32
Exercisable at the end	1,002,130	7.33
2019 Plan: RSU
Outstanding at the beginning	2,091,293	0.07
Granted	1,596,408	0.07
Exercised	370,170	0.07
Forfeited and expired	266,958	0.07
Outstanding at the end	3,050,573	0.07
Exercisable at the end	233,050	0.07

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2020 is set out below:

	Year ended March 31, 2020
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSU
Outstanding at the beginning	9,181,198	0.05
Granted	3,854,176	0.07
Exercised	2,561,218	0.04
Modification to cash settled awards	1,061,820	—
Forfeited and expired	631,438	0.05
Outstanding at the end	8,780,898	0.05
Exercisable at the end	392,185	0.03
2015 Plan: ESOP
Outstanding at the beginning	1,623,176	7.46
Granted	—	—
Exercised	104,796	7.26
Modification to cash settled awards	351,550	—
Forfeited and expired	66,500	7.43
Outstanding at the end	1,100,330	7.13
Exercisable at the end	780,358	7.17
2019 Plan: RSU
Outstanding at the beginning	—	—
Granted	2,091,293	0.07
Exercised	—	—
Forfeited and expired	—	—
Outstanding at the end	2,091,293	0.07
Exercisable at the end	—	—

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2019 is set out below:

	Year ended March 31, 2019
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSU
Outstanding at the beginning	7,500,818	0.04
Granted	4,340,700	0.05
Exercised	1,864,510	0.04
Forfeited and expired	795,810	0.04
Outstanding at the end	9,181,198	0.05
Exercisable at the end	235,256	0.04
2015 Plan: ESOP
Outstanding at the beginning	1,933,826	7.62
Granted	—	—
Exercised	117,350	7.35
Forfeited and expired	193,300	7.43
Outstanding at the end	1,623,176	7.46
Exercisable at the end	698,500	7.46

Information in the above table is adjusted for September 2018 bonus issue.

Schedule of Equity Settled RSUs and ESOPs Outstanding

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2021:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSU)	3,050,573	1.48	0.07	8,047,240	1.67	0.06
6 - 8 (ESOP)	—	—	—	1,049,456	1.83	7.32
	3,050,573	1.48	0.07	9,096,696	1.69	0.90

The following table summarizes information about equity settled RSUs and ESOPs outstanding as at March 31, 2020:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSU)	2,091,293	1.76	0.07	8,780,898	1.59	0.05
6 - 8 (ESOP)	—	—	—	1,100,330	3.48	7.13
	2,091,293	1.76	0.07	9,881,228	1.80	0.84